GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2021	22,421,588	(10,318,069)	12,103,519
(+/-) Foreign exchange effect	1,469,190	(595,284)	873,906
Results in operations with subsidiary and joint ventures (note 3.4)	(549,898)	—	(549,898)
Balance as of December 31, 2021	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148

Schedule of goodwill by segment

	2023	2022	2021
Brazil	373,135	373,135	373,135
Special Steel	3,566,989	3,844,314	4,111,619
North America	6,885,024	7,417,015	7,942,773
	10,825,148	11,634,464	12,427,527